Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Sep. 30, 2024	Dec. 31, 2023
Non-current assets
Goodwill	€ 2,105.6	€ 2,105.0
Intangibles	2,471.0	2,468.2
Property, plant and equipment	569.5	563.7
Other non-current assets	7.6	7.1
Derivative financial instruments	0.2	0.7
Deferred tax assets	102.1	106.9
Total non-current assets	5,256.0	5,251.6
Current assets
Cash and cash equivalents	334.4	412.9
Inventories	491.4	446.4
Trade and other receivables	347.5	263.4
Current tax receivable	48.8	40.7
Indemnification assets	0.5	0.5
Derivative financial instruments	1.4	1.2
Total current assets	1,224.0	1,165.1
Total assets	6,480.0	6,416.7
Current liabilities
Trade and other payables	742.8	769.8
Current tax payable	203.2	189.5
Provisions	25.0	35.1
Loans and borrowings	26.8	21.4
Derivative financial instruments	21.4	12.2
Total current liabilities	1,019.2	1,028.0
Non-current liabilities
Loans and borrowings	2,104.6	2,113.7
Employee benefits	154.6	158.3
Other non-current liabilities	0.5	0.5
Provisions	2.8	1.4
Derivative financial instruments	97.9	97.8
Deferred tax liabilities	422.2	425.1
Total non-current liabilities	2,782.6	2,796.8
Total liabilities	3,801.8	3,824.8
Net assets	2,678.2	2,591.9
Equity attributable to equity holders
Share capital and capital reserve	1,392.2	1,426.1
Share based compensation reserve	26.2	31.4
Translation reserve	121.8	101.0
Other reserves	(28.9)	(24.6)
Retained earnings	1,166.9	1,058.0
Equity attributable to owners of parent	€ 2,678.2	€ 2,591.9